Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-267453
Entity Registrant Name	TIAN’AN TECHNOLOGY GROUP LTD.
Entity Central Index Key	0001941189
Entity Address, Address Line One	10th Floor, Building 5
Entity Address, Address Line Two	No. 525 Yuanjiang Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN